SUBSEQUENT EVENTS (Details) CAD / shares in Units, MMcf in Millions, CAD in Millions				12 Months Ended
	Apr. 20, 2016 CAD CAD / shares shares	Mar. 01, 2016 CAD shares	Jan. 07, 2016 CAD MMcf	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
Subsequent Events
Cash consideration				CAD 106	CAD 394
Gross proceeds				CAD 57	CAD 478
Subsequent Event
Subsequent Events
Common shares issued | shares		56,511,000
Common shares issued over-allotment | shares		7,371,000
Gross proceeds		CAD 2,300
Subsequent Event | Enbridge Income Fund Holdings Inc
Subsequent Events
Share price (in canadian dollars per share) | CAD / shares	CAD 28.25
Common shares issued | shares	20,400,000
Gross proceeds	CAD 575
Common shares subscribed | shares	5,100,000
Share price for common shares subscribed (in canadian dollars per share) | CAD / shares	CAD 28.25
Gross proceeds from subscribed common shares	CAD 143
Ownership Interest (as a percent)	19.90%
Subsequent Event | Tupper Main and Tupper West | Forecast
Subsequent Events
Ownership interest acquired (as a percent)			100.00%
Cash consideration			CAD 538
Processing capacity | MMcf			320